Share Based Compensation - Additional Information (Details) - CNY (¥) ¥ in Thousands			1 Months Ended		12 Months Ended
	Dec. 28, 2021	Jun. 01, 2018	May 31, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options granted to employees					20,359,935	7,773,000	9,972,075
Compensation expenses					¥ 18,130	¥ 11,050	¥ 7,368
Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expenses					¥ 4,467
Restricted shares granted					33,541,000
Unrecognized compensation expense					¥ 104,077
Weighted-average period					2 years 8 months 8 days
2018 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum number of shares may be granted		93,082,225
2018 Plan | Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted shares granted	6,929,110		26,611,363	26,611,363
Vest and Exercisable on First Anniversary | 2018 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options vesting percentage		25.00%
Vest and Exercisable on Following 36 Months | 2018 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options vesting percentage		75.00%